[CLIFFORD CHANCE LETTERHEAD]

May 19, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Morgan Stanley Institutional Fund, Inc. (the “Fund”) (File Nos. 333-156437, 812-67931)
Pre-Effective Amendment No 2 to the Fund’s Registration Statement on Form N-14

Dear Sir or Madam:

On behalf of the above-referenced Fund and pursuant to Rules 101 and 102 of Regulation S-T, enclosed herewith for filing via EDGAR under the Securities Act of 1933, as amended, is Pre-Effective Amendment No. 2 (the “Amendment”) to the Fund’s registration statement on Form N-14 (the “Registration Statement on Form N-14”).  The Amendment includes a proxy statement for the Special Meeting of Stockholders of the Global Value Equity Portfolio (“Global Value Equity”), a series of the Fund, to be held on or about August 27, 2009.

The Amendment relates to the proposed combination of substantially all of the assets of Global Value Equity with those of the Global Franchise Portfolio (“Global Franchise”), a series of the Fund, whereby stockholders of Global Value Equity will become stockholders of Global Franchise, receiving shares of common stock of Global Franchise equal to the value of their holding in Global Value Equity on the date of such transaction pursuant to an Agreement and Plan of Reorganization, dated November 20, 2008.

No filing fee is payable herewith because the Fund has previously registered an indefinite amount of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.  Moreover, a fee in connection with the preliminary proxy statement filed as part of the Amendment is not required pursuant to Rule 14a-6(j) under the Securities Exchange Act of 1934, as amended.

The Amendment includes updated financial information regarding Global Value Equity and Global Franchise, including pro forma financial statements as required by Item 14 of Form N-14, all consents and opinions, the form of proxy and all other required information, in anticipation of going effective on or about June 19, 2009.

Should you have any questions regarding this Amendment or the foregoing matters, please do not hesitate to contact Richard Horowitz at (212) 878-8110 or Allison M. Harlow at (212) 878-4988.

Very truly yours,

/s/ Richard Horowitz
Richard Horowitz